Federated Global Allocation Fund
CLASS A SHARES (TICKER FSTBX)
CLASS B SHARES (TICKER FSBBX)
CLASS C SHARES (TICKER FSBCX)
CLASS R SHARES (TICKER FSBKX)
INSTITUTIONAL SHARES (TICKER SBFIX)
CLASS R6 SHARES (TICKER FSBLX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED JANUARY 31, 2017
The following changes will be effective August 1, 2017:
1. Please remove all references to Philip J. Orlando.
2. Under the “Fund Summary Information” section of the Prospectus, please add the following under the sub-heading “Fund Management”:
“John F. Sherman, Senior Portfolio Manager, has been the Fund's portfolio manager since August 2017.”
July 26, 2017
Federated Global Allocation Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453920 (7/17)
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2017 ©Federated Investors, Inc.